Stock Options and Stock-based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested, Beginning Balance	1,077,167	872,333
Shares, Granted	1,986,145	807,292
Shares, Forfeited	(259,062)	(550,000)
Shares, Vested	(380,967)	(52,458)
Shares, Nonvested at Ending Balance	2,423,283	1,077,167
Weighted Average Grant-date Fair Value, Nonvested, Beginning Balance	$ 0.467	$ 0.441
Weighted Average Grant-date Fair Value, Granted	$ 0.207	$ 0.219
Weighted Average Grant-date Fair Value, Forfeited	$ 0.513	$ 0.675
Weighted Average Grant-date Fair Value, Vested	$ 0.734	$ 0.894
Weighted Average Grant-date Fair Value, Nonvested, Ending Balance	$ 0.258	$ 0.467